LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Summary of components of lease costs
The components of operating lease costs are as follows:

	Year Ended December 31,
	2023	2022	2021
Amortization of land use right	$3,302	$3,300	$3,325
Operating lease costs	1,072	1,078	1,094

Total operating lease costs	$4,374	$4,378	$4,419

Disclosure of other information related to lease term and discount rate

Other information related to lease terms and discount rates of operating leases is as follows:

	December 31,
	2023	2022
Weighted average remaining lease term	31.8 years	32.9 years
Weighted average discount rate	7.81%	7.00%

Summary of maturities of operating lease liabilities
Maturities of operating lease liabilities as of December 31, 2023 are as follows:

Year ending December 31,
202 4	$1,127
2025	1,127
202 6	1,127
202 7	1,127
2028	1,127
Over 2028	30,213

Total future minimum lease payments	35,848
Less: amount representing interest	(22,507)

Present value of future minimum lease payments	13,341
Current portion	(1,091)

Non-current portion	$12,250

Summary of future minimum fees, excluding the contingent fees to be received under non-cancellable operating leases
Future minimum fees, excluding the contingent fees to be received under non-cancellable
operating leases as of December 31, 2023 were as follows:

Year ending December 31,
2024	$6,262
2025	5,824
2026	5,066
2027	3,767
2028	3,082
Over 2028	3,066

$27,067